Document and Entity Information	12 Months Ended
Jul. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	Fidelity Rutland Square Trust II
Central Index Key	0001364924
Amendment Flag	false
Document Creation Date	Dec. 28, 2012
Document Effective Date	Dec. 28, 2012
Prospectus Date	Jul. 30, 2012